ASSETS CLASSIFIED AS HELD FOR SALE (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Proceeds from disposal or maturity of available-for-sale financial assets	$ 7,258,000
Purchase of investments other than investments accounted for using equity method
Impairment loss recognised on assets of disposal group	$ 0	$ 5,092,000	$ 0